Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards - Federal	$ 3,619,000	$ 2,785,000
Net operating loss carryforwards - State	2,115,000	1,827,000
Stock based compensation	1,470,000	1,335,000
Capital loss carryforward	2,721,000	2,776,000
Capitalized Software	(148,000)	(182,000)
Settlement reserve	140,000	122,000
Fixed Asset Depreciation	(50,000)	1,000
Allowance for doubtful accounts	18,000	15,000
Valuation allowance	(9,885,000)	(8,679,000)
Net deferred tax assets